Intangible assets - Schedule off goodwill allocation to group of CGUs (Details) - Cash generating unit - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 469	€ 464
Retail Netherlands
Disclosure of detailed information about intangible assets [line items]
Discount rate	8.80%
Terminal growth rate	2.20%
Goodwill	€ 30	30
Retail Germany
Disclosure of detailed information about intangible assets [line items]
Discount rate	8.68%
Terminal growth rate	2.00%
Goodwill	€ 349	349
Retail Poland
Disclosure of detailed information about intangible assets [line items]
Discount rate	10.44%
Terminal growth rate	2.40%
Goodwill	€ 75	69
Retail Romania
Disclosure of detailed information about intangible assets [line items]
Discount rate	12.72%
Terminal growth rate	2.60%
Goodwill	€ 15	€ 15